FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Financial Assets Measured at Fair Value on Recurring Basis

The Company’s financial assets measured at fair value on a recurring basis, excluding accrued interest components, consisted of the following types of instruments as of the following dates:

	December 31, 2018
	Fair value measurements using input type
	Level 1	Level 2	Total
Cash equivalents:
Money market funds	$50,230	-	$50,230

Marketable securities:
Government and corporate debentures - fixed interest rate	-	2,997,250	2,997,250
Government-sponsored enterprises debentures	-	609,881	609,881
Government and corporate debentures - floating interest rate	-	122,856	122,856
Foreign currency derivative contracts	-	846	846

Total financial assets	$50,230	$3,730,833	$3,781,063

	December 31, 2017
	Fair value measurements using input type
	Level 1	Level 2	Total
Cash equivalents:
Money market funds	$58,344	$-	$58,344

Marketable securities:
Government and corporate debentures - fixed interest rate	-	2,995,934	2,995,934
Government-sponsored enterprises debentures	-	532,609	532,609
Government and corporate debentures - floating interest rate	-	74,038	74,038
Foreign currency derivative contracts	-	160	160

Total financial assets	$58,344	$3,602,741	$3,661,085